Benefit Plans (Schedule of Weighted-Average Actuarial Assumptions Used) (Detail)	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Discount rate	4.53%	3.56%
Rate of compensation increase	4.00%	3.87%